Subsequent Events	3 Months Ended
Nov. 30, 2011
Subsequent Events [Text Block]
11. SUBSEQUENT EVENTS

On December 1, 2011, the Company issued 250,000 shares of common stock to a consultant in exchange for consulting services related to business development. The shares were valued at $90,000, which represents the fair market value of the services provided on the award date.

On December 1, 2011, the Company issued 150,000 shares of common stock to three consultants in exchange for consulting services related to technology development. The shares were valued at $54,000, which represents the fair market value of the services provided on the award date.

On December 1, 2011, the Company issued 90,278 shares of common stock to a consultant in exchange accounting related advisory services. The shares were valued at $32,500, which represents the fair market value of the services provided on the award date.

On December 1, 2011, the Company issued 50,000 shares of common stock to a consultant in exchange for legal advisory services. The shares were valued at $18,000, which represents the fair market value of the services provided on the award date.

On December 1, 2011, the Company issued 50,000 shares of common stock to a consultant and related party in exchange for customer service related advisory services. The shares were valued at $18,000, which represents the fair market value of the services provided on the award date.

On December 1, 2011, the Company issued 100,000 shares of common stock to an employee in accordance with an employment agreement. The shares were valued at $36,000, which represents the fair market value of the services provided on the award date.

On January 9, 2012, the Company received verbal approval from Silicon Valley Bank that the $1,000,000 line of credit due on January 5, 2012 would be extended for 90 days to April 4, 2012. In addition, all debt covenants were waived. All other terms and conditions will remain unchanged.